Events after the reporting date (Details) - $ / shares	Jan. 22, 2026	Feb. 02, 2026
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Expected consideration, conversion of outstanding non-voting shares (in shares)		0.1128
Business combination, expected consideration, cash paid per share (in dollars per share)		$ 0.01
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in us dollars per share)	$ 0.075